Prepaid expenses (Tables)	3 Months Ended
Mar. 31, 2022
Prepaid expenses
Schedule of prepaid expenses

	March 31,	December 31,
	2022	2021
Solo deposit	$11,595,202	$4,734,914
Battery cell deposit	5,446,606	6,121,372
Battery deposit	100,207	100,207
Parts deposit	397,872	227,366
Prepaid insurance	1,503,969	2,027,001
Prepaid rent and security deposit	480,188	444,976
Other prepaid expenses	734,858	772,281
	$20,258,902	$14,428,117